STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2009 Y	Sep. 30, 2011 Unit USDPerRight D M Right multiple Arbitration SquareFoot Plan Y Rig	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010 Stock options	Sep. 30, 2011 Stock options Y	Sep. 30, 2010 Stock options Y	Sep. 30, 2009 Stock options Y	Dec. 31, 2010 Restricted stock	Sep. 30, 2011 Restricted stock	Sep. 30, 2010 Restricted stock	Sep. 30, 2009 Restricted stock
Common-stock based award plan
Number of prior equity plans		1
The period from the grant date after which options expire (in years)						10Y
Granted (in shares)									169,375	169,375	182,000
Participant's age for retirement eligibility (in years)	55
Minimum continuous service period as a full-time employee for retirement eligibility (in years)	15
Additional compensation cost			$ 4,900,000
Compensation expense (in dollars)		12,101,000	15,855,000	8,348,000		7,224,000	11,475,000	6,899,000		4,877,000	4,380,000	1,449,000
Excess tax benefit from stock-based compensation		$ 12,511,000	$ 3,344,000	$ 1,217,000
Vesting period, minimum (in years)						1Y				3Y
Option vesting rights (as a percent)						25.00%
Vesting period, maximum (in years)						4Y				6Y
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)						1.90%	2.30%	1.70%
Expected stock volatility (as a percent)						51.60%	49.90%	43.30%
Dividend yield (as a percent)						0.50%	0.50%	0.90%
Expected term (in years)						5.5	5.8	5.8
Weighted-average fair value of options granted (in dollars per share)						$ 22.20	$ 17.64	$ 8.16
Options
Options outstanding at the beginning of the period (in shares)						5,572,000	5,401,000	4,819,000
Granted (in shares)					324,162	324,162	570,000	865,000
Exercised (in shares)						(1,289,000)	(397,000)	(267,000)
Forfeited/Expired (in shares)						(18,000)	(2,000)	(16,000)
Option outstanding at the end of the period (in shares)						4,589,000	5,572,000	5,401,000
Exercisable (in shares)						3,287,000	3,888,000	3,599,000
Shares available to grant (in shares)						6,000,000	761,000	1,656,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 22.82	$ 20.55	$ 20.02
Granted (in dollars per share)						$ 47.94	$ 38.02	$ 21.07
Exercised (in dollars per share)						$ 18.24	$ 13.63	$ 12.18
Forfeited/Expired (in dollars per share)						$ 34.06	$ 38.02	$ 26.91
Outstanding at the end of the period (in dollars per share)						$ 25.84	$ 22.82	$ 20.55
Exercisable (in dollars per share)						$ 22.35	$ 19.68	$ 17.42